Current and deferred income taxes - Reconciliation of income taxes expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of taxes on income expenses
Profit before taxation		$ 131,898	$ 271,459	$ 208,892
Standard rate		26.01%	27.08%	29.22%
Taxes on income at standard rates		$ (34,307)	$ (73,511)	$ (61,038)
Difference in tax rate for subsidiaries outside Luxembourg		(11,227)	(19,912)	(11,425)
Re-measurement of deferred tax - change in Peru tax rate				(41,588)
Taxes on dividend received from foreign subsidiary			(8,299)
Tax effect of special mining levy and special mining tax		(14,565)	(22,766)	(10,953)
Other permanent differences		19,176	18,294	26,621
Taxes on income on the income statement		(40,923)	(106,194)	(98,383)
Current		(71,787)	(125,691)	(75,282)
Deferred		$ 30,864	$ 19,497	$ (23,101)
Peru
Reconciliation of taxes on income expenses
Standard rate		29.50%	29.50%	28.00%
Expected applicable tax rate		27.00%	27.00%
Peru | Forecast
Reconciliation of taxes on income expenses
Expected applicable tax rate	26.00%